UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

The Free Markets ETF Tailored Shareholder Report

annual shareholder report May 31, 2026 The Free Markets ETF Ticker: FMKT (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the The Free Markets ETF (the "Fund") for the period June 9, 2025 to May 31, 2026. You can find additional information about the Fund at www.freemarketsetf.com/. You can also request this information by contacting us at (855) 994-4004 or by contacting the Fund at The Free Markets ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
The Free Markets ETF	$79	0.75%
*	The Fund commenced operations on June 9, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

The Free Markets ETF - $11,623
S&P 500® Total Return Index - $12,769
$13,000
$12,000
$11,000
$10,000
06/09/2025
06/30/2025
07/31/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026

Annual Performance

Average Annual Returns for the Periods Ended May 31, 2026	Since Inception (06/09/2025)
The Free Markets ETF	16.23%
S&P 500® Total Return Index	27.69%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.freemarketsetf.com/ for more recent performance information.

How Did the Fund Perform Last Year?

For the fiscal period ended May 31, 2026, the Fund gained 16.23%, which underperformed the S&P 500® Total Return Index's return of 27.69%. The Fund commenced operations on June 9, 2025, and this reporting period represents the Fund's first fiscal period since inception. The Fund is an actively managed exchange-traded fund ("ETF") that seeks long-term total return. The Fund invests primarily in equity securities that are expected to benefit from shifts in the regulatory environment that are supportive of free market dynamics.

What Factors Influenced Performance?

The Fund's performance was influenced by changing interest rate expectations, equity market volatility, and investor sentiment toward policy sensitive sectors. Strong contributions came from select financial services holdings, including capital markets and digital asset related companies, as well as software and technology holdings that benefited from favorable business fundamentals and investor demand for growth-oriented companies. Industrial and infrastructure-related holdings also contributed positively as demand remained resilient across several end markets.

Offsetting these gains, certain rate sensitive holdings in utilities and real estate faced pressure from higher interest rates and evolving expectations regarding the timing of potential rate cuts. Other economically sensitive holdings in agriculture, energy, infrastructure, and transportation experienced periods of volatility as investors evaluated the outlook for economic growth and commodity demand. Certain financial holdings were also affected at times by concerns around credit conditions, deposit costs, and capital markets activity.

In addition, higher volatility investments, including next generation transportation, nuclear energy related, cannabis related, and certain digital asset related holdings, experienced significant price fluctuations during the period. Because the Fund is actively managed and focused on companies believed to benefit from shifts in the regulatory environment that are supportive of free market dynamics, its performance may vary significantly from broad market indexes.

The Free Markets ETF Tailored Shareholder Report

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$15,025
Number of Holdings	51
Total Advisory Fee	$121,659
Portfolio Turnover	169%

What did the Fund invest in?

(as of May 31, 2026 )

Sector Breakdown

(% of total net assets)

Top 10 Holdings	(% of total net assets)
Interactive Brokers Group, Inc. - Class A	3.6
Palo Alto Networks, Inc.	3.3
Oracle Corp.	3.2
Citizens Financial Group, Inc.	3.0
KeyCorp	3.0
Williams Cos., Inc.	2.9
Cisco Systems, Inc.	2.7
Palantir Technologies, Inc. - Class A	2.7
Microsoft Corp.	2.7
Circle Internet Group, Inc. - Class A	2.6

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust 1, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.freemarketsetf.com/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

The Free Markets ETF

	FYE 5/31/2026	FYE 5/31/2025
Audit Fees	$13,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,750	N/A
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2026	FYE 5/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2026	FYE 5/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

May 31, 2026

Tidal Trust I

The Free Markets ETF	| FMKT	| NYSE Arca, Inc.

The Free Markets ETF

The Free Markets ETF

Schedule of Investments

May 31, 2026

COMMON STOCKS - 97.7%	Shares	Value
Banking - 8.9%
Citizens Financial Group, Inc.	7,244	$451,011
KeyCorp	20,992	447,759
PNC Financial Services Group, Inc.	980	216,698
U.S. Bancorp	3,908	214,354
		1,329,822
Consumer Staple Products - 2.5%
Tilray Brands, Inc.(a)	17,805	98,106
Tyson Foods, Inc. - Class A	4,456	271,905
		370,011
Financial Services - 21.4%
Apollo Global Management, Inc.	2,270	292,172
Blackstone, Inc.	3,040	355,589
Circle Internet Group, Inc. - Class A(a)	3,514	397,082
CME Group, Inc. - Class A	924	252,751
Coinbase Global, Inc. - Class A(a)	1,550	292,996
Federal National Mortgage Association(a)	35,423	250,795
Hamilton Lane, Inc. - Class A	3,384	294,848
Interactive Brokers Group, Inc. - Class A	6,157	535,474
Robinhood Markets, Inc. - Class A(a)	3,564	336,085
StepStone Group, Inc. - Class A	4,247	209,420
		3,217,212
Health Care - 3.1%
Biogen, Inc.(a)	1,418	277,928
Ensign Group, Inc.	1,127	188,942
		466,870
Industrial Products - 13.8%
Archer Aviation, Inc.(a)	37,557	255,763
BWX Technologies, Inc.	1,093	214,097
Deere & Co.	254	137,714
Howmet Aerospace, Inc.	1,117	288,465
Huntington Ingalls Industries, Inc.	671	206,782
Joby Aviation, Inc.(a)	31,483	374,648
Northrop Grumman Corp.	513	289,168
NuScale Power Corp. - Class A(a)	23,953	303,484
		2,070,121
Industrial Services - 8.3%
Comfort Systems USA, Inc.	156	285,200

The accompanying notes are an integral part of these financial statements.

EMCOR Group, Inc.	401	$331,555
FedEx Corp.	740	304,695
Quanta Services, Inc.	467	332,378
		1,253,828
Materials - 3.2%
Peabody Energy Corp.	7,860	212,613
Uranium Energy Corp.(a)	19,760	272,095
		484,708
Media - 2.1%
Nexstar Media Group, Inc. - Class A	1,732	309,041

Oil & Gas - 4.8%
Baker Hughes Co.	2,309	147,499
TechnipFMC PLC	2,050	140,261
Williams Cos., Inc.	6,012	429,197
		716,957
Real Estate - 3.4%
CareTrust REIT, Inc. - REIT	7,078	288,924
Welltower, Inc. - REIT	1,044	214,364
		503,288
Retail & Wholesale - Staples - 2.4%
Archer-Daniels-Midland Co.	4,584	365,712

Software & Tech Services - 13.3%
Microsoft Corp.	885	398,462
Oracle Corp.	2,113	477,073
Palantir Technologies, Inc. - Class A(a)	2,574	402,934
Palo Alto Networks, Inc.(a)	1,771	498,873
Tyler Technologies, Inc.(a)	725	227,034
		2,004,376
Tech Hardware & Semiconductors - 4.4%
Cisco Systems, Inc.	3,407	410,271
Intel Corp.(a)	2,206	252,984
		663,255
Utilities - 6.1%
American Electric Power Co., Inc.	2,550	323,008
Duke Energy Corp.	2,209	271,111
Evergy, Inc.	2,694	221,016

The accompanying notes are an integral part of these financial statements.

Exelon Corp.	2,182	$99,586
		914,721
TOTAL COMMON STOCKS (Cost $13,048,245)		14,669,922

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(b)	351,351	351,351

TOTAL SHORT-TERM INVESTMENTS (Cost $351,351)		351,351

TOTAL INVESTMENTS - 100.0% (Cost $13,399,596)		$15,021,273
Other Assets in Excess of Liabilities - 0.0%(c)		3,477
TOTAL NET ASSETS - 100.0%		$15,024,750
Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

May 31, 2026

The Free Markets ETF
ASSETS:
Investments, at value (cost $13,399,596) (Note 2)	$15,021,273
Dividends receivable	11,751
Interest receivable	1,162
Total assets	15,034,186

LIABILITIES:
Payable to adviser (Note 4)	9,436
Total liabilities	9,436
NET ASSETS	$15,024,750

NET ASSETS CONSISTS OF:
Paid-in capital	$14,827,174
Total distributable earnings/(accumulated losses)	197,576
Total Net Assets	$15,024,750

Net assets	$15,024,750
Shares issued and outstanding(a)	660,000
Net asset value per share	$22.76

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended May 31, 2026

The Free Markets ETF(a)
INVESTMENT INCOME:
Dividend income	$206,702
Interest income	28,115
Total investment income	234,817

EXPENSES:
Investment advisory fee (Note 4)	121,659
Total expenses	121,659
NET INVESTMENT INCOME (LOSS)	113,158

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,174,738)
In-kind redemptions	1,354,087
Net realized gain (loss)	179,349
Net change in unrealized appreciation (depreciation) on:
Investments	1,621,677
Net change in unrealized appreciation (depreciation)	1,621,677
Net realized and unrealized gain (loss)	1,801,026
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,914,184

(a) Inception date of the Fund was June 9, 2025.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

The Free Markets ETF
Period Ended May 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$ $ 113,158
Net realized gain (loss)	179,349
Net change in unrealized appreciation (depreciation)	1,621,677
Net increase (decrease) in net assets resulting from operations	1,914,184

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(385,419)
Total distributions to shareholders	(385,419)

CAPITAL TRANSACTIONS:
Subscriptions	22,499,882
Redemptions	(9,003,912)
ETF transaction fees (Note 8)	15
Net increase (decrease) in net assets from capital transactions	13,495,985

NET INCREASE (DECREASE) IN NET ASSETS	15,024,750

NET ASSETS:
Beginning of the period	—
End of the period	$15,024,750

SHARES TRANSACTIONS
Subscriptions	1,070,000
Redemptions	(410,000)
Total increase (decrease) in shares outstanding	660,000

(a) Inception date of the Fund was June 9, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

	The Free Markets ETF
	Period Ended May 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00
	—
INVESTMENTS OPERATIONS:	—
Net investment income (loss)(b)	0.15
Net realized and unrealized gain (loss) on investments(c)	3.07
Total from investment operations	3.22

LESS DISTRIBUTIONS FROM:	—
Net investment income	(0.46)
Net realized gains	(0.00	)(d)
Total distributions	(0.46)

ETF transaction fees per share	0.00	(d)
Net asset value, end of period	$22.76
TOTAL RETURN(e)	16.23%
	—
SUPPLEMENTAL DATA AND RATIOS:	—
Net assets, end of period (in thousands)	$15,025
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income to average net assets(f)	0.70%
Portfolio turnover rate(e)(g)	169%

(a)	Inception date of the Fund was June 9, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

May 31, 2026

NOTE 1 - ORGANIZATION

The Free Markets ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Point Bridge Capital, LLC, SYKON Asset Management LLC, and Tactical Rotation Management, LLC (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”) serve as sub-advisers to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on June 9, 2025.

The investment objective of the Fund is to seek to provide long-term total returns.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

May 31, 2026

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2026:

The Free Markets ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,669,922	$—	$—	$14,669,922
Money Market Funds	351,351	—	—	351,351
Total Investments	$15,021,273	$—	$—	$15,021,273

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

Notes to Financial Statements

May 31, 2026

As of May 31, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Notes to Financial Statements

May 31, 2026

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind. For the period ended May 31, 2026, the following adjustments were made:

Paid-In Capital	Total Distributable Earnings/ (Accumulated Losses)
$1,331,189	$(1,331,189)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Deregulation Strategy Risks. The Fund’s strategy of investing in companies that may benefit from deregulatory measures entails significant risks, including those stemming from the unpredictable nature of regulatory trends. Deregulation is influenced by political, economic, and social factors, which can shift rapidly and in unforeseen directions. Changes in government priorities, political leadership, or public sentiment may result in the reversal of existing deregulatory policies or the introduction of new regulations that could adversely affect certain industries or companies. Further, while the Fund invests in companies expected to benefit from deregulatory initiatives, not all of these companies may achieve the expected advantages, whether fully, partially, or at all. The actual impact of deregulatory measures may vary widely depending on a company's specific operational, financial, and competitive circumstances. Companies may also face challenges adapting to new regulatory environments, or their competitive positioning may be undermined by other market factors unrelated to deregulation. These risks could negatively affect the performance of the Fund’s portfolio.

Underlying Exchange Traded Fund (“ETF”) Risks. The Fund will incur higher expenses when it invests in other funds, including Underlying ETFs and other investment companies. By investing in another underlying fund, the Fund becomes a shareholder of that fund and bears its proportionate share of the fees and expenses of the other underlying fund. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such underlying funds. Investments in Underlying ETFs are also subject to the “ETF Risks” described below.

Notes to Financial Statements

May 31, 2026

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

●	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Underlying Digital Assets Exchange-Traded Products (“ETP”) Risks. The Fund's investment strategy, involving indirect exposure to Bitcoin, Ether, or any other digital assets (together, "Digital Assets") through one or more Underlying ETPs, is subject to the risks associated with these Digital Assets and their markets. These risks include market volatility, regulatory changes, technological uncertainties, and potential financial losses. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with digital asset markets.

●	Underlying Bitcoin and Ether ETP Risks: Investing in an Underlying ETP that focuses on Bitcoin, Ether, and/or other Digital Assets, either through direct holdings or indirectly via derivatives like futures contracts, carries significant risks. These include high market volatility influenced by technological advancements, regulatory changes, and broader economic factors. For derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts tied to either asset may affect an Underlying ETP's performance. Each Underlying ETP, and consequently the Fund, depends on blockchain technologies that present unique technological and cybersecurity risks, along with custodial challenges in securely storing digital assets. The evolving regulatory landscape further complicates compliance and valuation efforts. Additionally, risks related to market concentration, network issues, and operational complexities in managing Digital Assets can lead to losses. For Ether specifically, risks associated with its transition to a proof-of-stake consensus mechanism, including network upgrades and validator centralization, may add additional uncertainties.

Notes to Financial Statements

May 31, 2026

●	Bitcoin and Ether Investment Risk: The Fund's indirect investments in Bitcoin and Ether through holdings in one or more Underlying ETPs expose it to the unique risks of these digital assets. Bitcoin's price is highly volatile, driven by fluctuating network adoption, acceptance levels, and usage trends. Ether faces similar volatility, compounded by its reliance on decentralized applications (“dApps”) and smart contract usage, which are subject to innovation cycles and adoption rates. Neither asset operates as legal tender or within central authority systems, exposing them to potential government restrictions. Regulatory actions in various jurisdictions could negatively impact their market values. Both Bitcoin and Ether are susceptible to fraud, theft, market manipulation, and security breaches at trading platforms. Large holders of these assets ("whales") can influence their prices significantly. Forks in the blockchain networks, such as Ethereum's earlier split into Ether Classic, can affect demand and performance. Both assets' prices can be influenced by speculative trading, unrelated to fundamental utility or adoption.

●	Digital Assets Risk: Digital Assets like Bitcoin and Ether, designed as mediums of exchange or for utility purposes, are an emerging asset class. Operating independently of any central authority or government backing, they face extreme price volatility and regulatory scrutiny. Trading platforms for Digital Assets remain largely unregulated and prone to fraud and operational failures compared to traditional exchanges. Platform shutdowns, whether due to fraud, technical issues, or security breaches, can significantly impact prices and market stability.

●	Digital Asset Markets Risk: The Digital Asset market, particularly for Bitcoin and Ether, has experienced considerable volatility, leading to market disruptions and erosion of confidence among participants. Negative publicity surrounding these disruptions could adversely affect the Fund's reputation and share trading prices. Ongoing market turbulence could significantly impact the Fund's value.

●	Blockchain Technology Risk: Blockchain technology underpins Bitcoin, Ether, and other digital assets, yet it remains a relatively new and largely untested innovation. Competing platforms, changes in adoption rates, and technological advancements in blockchain infrastructure can affect their functionality and relevance. For Ether, the dependence on its proof-of-stake mechanism and smart contract capabilities introduces risks tied to network performance and scalability. Investments in blockchain-dependent companies or vehicles may experience market volatility and lower trading volumes. Furthermore, regulatory changes, cybersecurity incidents, and intellectual property disputes could undermine the adoption and stability of blockchain technologies.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Notes to Financial Statements

May 31, 2026

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Advisers’ success or failure to implement investment strategies for the Fund.

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market, economic or political news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

New Sub-Adviser Risk. Point Bridge Capital, LLC (“Point Bridge”), SYKON Asset Management LLC (“SYKON”), and Tactical Rotation Management, LLC (“TRM”) are relatively new to serving as sub-advisers to a registered investment company. Although the principals and portfolio managers of each Sub-Adviser have significant experience in investment management, ETFs, and other investment vehicles, there is limited operating history and no long-term track record for these firms in their roles as sub-advisers to the Fund. As a result, investors have limited historical performance information on which to evaluate the Sub-Advisers’ management of the Fund, and there can be no assurance that the Sub-Advisers will be successful in implementing the Fund’s investment strategy or achieving the Fund’s investment objective.

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Notes to Financial Statements

May 31, 2026

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Advisers seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of each Sub-Adviser and reviews each Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.75% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended May 31, 2026 are disclosed in the Statement of Operations.

The Sub-Advisers serve as investment sub-advisers to the Fund, pursuant to a sub-advisory agreement between the Adviser and each Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, the Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Advisers are each paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Advisers have each agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to each Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Advisers include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund's administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to Financial Statements

May 31, 2026

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund's principal underwriter in a continuous public offering of the Fund's Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$27,202,356	$27,403,443

For the period ended May 31, 2026, there were no purchases or sales of long-term U.S. government securities.

Notes to Financial Statements

May 31, 2026

For the period ended May 31, 2026, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
$21,365,827	$8,260,107

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal period ended May 31, 2026 were as follows:

Distributions paid from:
Ordinary Income	$384,366
Tax Exempt Income	—
Long-Term Capital Gains	1,053
Return of Capital	—

As of the fiscal period ended May 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments(a)	$13,408,172
Gross tax unrealized appreciation	2,347,771
Gross tax unrealized depreciation	(734,670)
Net tax unrealized appreciation (depreciation)	1,613,101
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(1,415,525)
Total distributable earnings/(accumulated losses)	$197,576

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal period ended May 31, 2026, the Fund had elected to defer $1,415,525 of post-October capital losses to the first business day of the following taxable year. The Fund did not have any late-year losses.

As of the fiscal period ended May 31, 2026, the Fund did not have long-term and short-term capital loss carryovers.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

May 31, 2026

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Fund has adopted ASU 2023-09, which did not have a material impact on the Fund’s financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

The Free Markets ETF and

The Board of Trustees of

Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Free Markets ETF (the “Fund”), a series of Tidal Trust I (the “Trust”), including the schedule of investments, as of May 31, 2026, the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 9, 2025 (commencement of operations) to May 31, 2026 and the related notes (collectively referred to as the “financial statements”) . In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

July 29, 2026

Other Non-Audited Information

May 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended May 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Free Markets ETF	46.36%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended May 31, 2026, was as follows:

The Free Markets ETF	46.83%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the period ended May 31, 2026, was as follows:

The Free Markets ETF	00.00%

(a)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 4, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 4, 2026

* Print the name and title of each signing officer under his or her signature.